GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

6.GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Office and administrative	$5,191	$3,846
Professional fees	29,770	4,567
Regulatory and transfer agent	719	525
Salaries and benefits	10,409	7,961
	$46,089	$16,899